EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Earnings Per Share [Abstract]
Net loss	$ (19,265,435)	$ (11,787,585)	$ (40,962,675)	$ (27,371,031)
Basic weighted average number of common shares outstanding (in shares)	226,217,541	224,068,437	226,209,694	222,432,139
Basic loss per share (in USD per share)	$ (0.09)	$ (0.05)	$ (0.18)	$ (0.12)
Plus dilutive impact of stock options, RSUs, DSUs, and warrants (in shares)	0	0	0	0
Diluted weighted average number of common shares outstanding (in shares)	226,217,541	224,068,437	226,209,694	222,432,139
Diluted loss per share (in USD per share)	$ (0.09)	$ (0.05)	$ (0.18)	$ (0.12)